Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue

Revenue for the year ended December 31, 2025, consists of the following:

	Corporate Customers	Retail Customers	Total
Medical and related products	$280,719	$55	$280,774
Drugs	209,025	14,400	223,425
Beauty products	49,841	70	49,911
Contact lenses	35,000	—	35,000
Nutritional products	5,000	234	5,234
Supplements	2,405	68	2,473
Total	$581,990	$14,827	$596,817

Revenue for the year ended December 31, 2024, consists of the following:

	Corporate Customers	Retail Customers	Total
Drugs	$143,633	$—	$143,633
Medical and related products	292,609	249	292,858
Nutritional products	41,458	314	41,772
Supplements	24,057	8,040	32,097
Total	$501,757	$8,603	$510,360

Revenue for the years ended December 31, 2023, consists of the following:

	Corporate Customers	Retail Customers	Total
Drugs	$141,947	$—	$141,947
Medical and related products	146,593	257	146,850
Nutritional products	5,934	3,606	9,540
Supplements	32,341	19,453	51,794
Total	$326,815	$23,316	$350,131

Schedule of Net Revenues by Geographic Area	Net Revenues by Geographic Area
Geographic Area	Net Revenues
United States	$35,000
Taiwan	561,817
Total	$596,817